Debt, cash and cash equivalents and lease liabilities - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 19,745	€ 20,131	€ 22,007
Short-term debt and current portion of long-term debt	2,767	4,554	2,633
Interest rate and currency derivatives used to manage debt	119	(117)	(54)
Total debt	22,631	24,568	24,586
Cash and cash equivalents	(13,915)	(9,427)	(6,925)	€ (10,315)
Interest rate and currency derivatives used to manage cash and cash equivalents	74	(34)	(33)
Net debt	8,790	15,107	17,628
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	70
Short-term debt and current portion of long-term debt	(2)
Interest rate and currency derivatives used to manage debt
Total debt	68
Cash and cash equivalents
Interest rate and currency derivatives used to manage cash and cash equivalents
Net debt	68
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	(21)
Short-term debt and current portion of long-term debt	2
Interest rate and currency derivatives used to manage debt	23
Total debt	4
Cash and cash equivalents
Interest rate and currency derivatives used to manage cash and cash equivalents
Net debt	4
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt		20,180	22,071
Short-term debt and current portion of long-term debt	2,767	4,553	2,613
Interest rate and currency derivatives used to manage debt	142	(86)	(12)
Total debt	22,703	24,647	24,672
Cash and cash equivalents	(13,915)	(9,427)	(6,925)
Interest rate and currency derivatives used to manage cash and cash equivalents	74	(34)	(33)
Net debt	€ 8,862	€ 15,186	€ 17,714